Deposits_Details Of Deposits(Details) $ in Thousands, ₩ in Millions	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 KRW (₩)
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	₩ 305,592,771	[1]	$ 264,477,153		₩ 276,770,449
Demand deposits
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	136,340,417				122,489,971
Demand deposits in Korean won
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	127,790,349				115,602,691
Demand deposits in foreign currencies
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	8,550,068				6,887,280
Time deposits
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	165,012,385				150,748,759
Time Deposits In Korean Won
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	157,653,603				145,336,136
Time deposits in foreign currencies
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	7,377,173				5,501,887
Fair value adjustments on valuation of fair value hedged items
Disclosure Of Deposits From Customers Line Items [Line Items]
Fair value adjustments on valuation of fair value hedged items	(18,391)				(89,264)
Certificates of deposits
Disclosure Of Deposits From Customers Line Items [Line Items]
Deposits	₩ 4,239,969				₩ 3,531,719

[1]	The consolidated statement of financial position as of December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives as of December 31, 2018 has not been restated.